Vanguard® S&P 500 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (15.5%)
*	Facebook Inc. Class A	743,622	244,451
*	Alphabet Inc. Class A	92,976	219,131
*	Alphabet Inc. Class C	89,105	214,882
*	Netflix Inc.	136,914	68,842
	Comcast Corp. Class A	621,795	35,654
*	Charter Communications Inc. Class A	43,714	30,361
*	T-Mobile US Inc.	124,591	17,623
*	Twitter Inc.	246,740	14,311
	Activision Blizzard Inc.	141,359	13,747
	Electronic Arts Inc.	47,976	6,857
*	Take-Two Interactive Software Inc.	35,624	6,610
			872,469
Consumer Discretionary (16.3%)
*	Amazon.com Inc.	132,320	426,477
*	Tesla Inc.	237,385	148,418
	Home Depot Inc.	239,646	76,426
	NIKE Inc. Class B	251,572	34,330
	Lowe's Cos. Inc.	160,459	31,262
	Starbucks Corp.	211,119	24,042
	Target Corp.	102,196	23,190
	McDonald's Corp.	92,217	21,569
	Dollar General Corp.	75,752	15,375
	eBay Inc.	199,887	12,169
*	Chipotle Mexican Grill Inc.	8,711	11,951
*	Booking Holdings Inc.	4,807	11,352
*	Aptiv plc	55,984	8,421
*	O'Reilly Automotive Inc.	14,767	7,902
	Tractor Supply Co.	35,932	6,529
*	Etsy Inc.	38,995	6,424
	DR Horton Inc.	61,490	5,859
	Pool Corp.	12,443	5,432
*	AutoZone Inc.	3,832	5,390
	Domino's Pizza Inc.	11,981	5,114
	Yum! Brands Inc.	39,854	4,781
	Best Buy Co. Inc.	35,654	4,145
*	Caesars Entertainment Inc.	37,306	4,009
*	Hilton Worldwide Holdings Inc.	31,790	3,982
	Garmin Ltd.	25,858	3,678
*	Ulta Beauty Inc.	8,867	3,062
*	L Brands Inc.	40,379	2,821
*	Expedia Group Inc.	15,382	2,722

		Shares	Market Value ($000)
	PulteGroup Inc.	41,883	2,420
*	Penn National Gaming Inc.	27,543	2,258
			921,510
Consumer Staples (3.3%)
	Procter & Gamble Co.	365,389	49,273
	Costco Wholesale Corp.	72,516	27,431
	PepsiCo Inc.	179,134	26,501
	Coca-Cola Co.	419,657	23,203
	Estee Lauder Cos. Inc. Class A	39,783	12,194
	Colgate-Palmolive Co.	136,464	11,433
*	Monster Beverage Corp.	114,286	10,774
	Kimberly-Clark Corp.	39,677	5,183
	Clorox Co.	26,040	4,602
	Church & Dwight Co. Inc.	50,724	4,348
	Hershey Co.	18,572	3,214
	McCormick & Co. Inc. (Non-Voting)	33,872	3,017
	Brown-Forman Corp. Class B	28,191	2,265
	Lamb Weston Holdings Inc.	16,820	1,387
			184,825
Energy (0.0%)
	Hess Corp.	44,781	3,753
Financials (2.8%)
	S&P Global Inc.	74,405	28,235
	BlackRock Inc.	30,718	26,941
	Moody's Corp.	35,838	12,018
	MSCI Inc.	25,532	11,952
	Progressive Corp.	115,939	11,487
	Marsh & McLennan Cos. Inc.	76,988	10,651
	Intercontinental Exchange Inc.	93,813	10,590
*	SVB Financial Group	16,690	9,728
	Aon plc Class A	36,296	9,196
	T. Rowe Price Group Inc.	42,253	8,085
	First Republic Bank	28,811	5,516
	MarketAxess Holdings Inc.	11,753	5,483
	Arthur J Gallagher & Co.	27,231	3,992
	Nasdaq Inc.	23,191	3,884
	Cboe Global Markets Inc.	16,860	1,877
			159,635
Health Care (11.7%)
	UnitedHealth Group Inc.	151,966	62,598
	Thermo Fisher Scientific Inc.	121,719	57,147
	Johnson & Johnson	325,050	55,015
	AbbVie Inc.	403,971	45,730
	Abbott Laboratories	323,104	37,690
	Danaher Corp.	133,236	34,127
	Eli Lilly & Co.	150,010	29,963
	Merck & Co. Inc.	375,462	28,494
	Bristol-Myers Squibb Co.	360,150	23,669
*	Intuitive Surgical Inc.	25,471	21,451
	Amgen Inc.	89,279	21,243
	Zoetis Inc.	107,227	18,945
*	Vertex Pharmaceuticals Inc.	80,363	16,766
*	Regeneron Pharmaceuticals Inc.	32,548	16,353
*	IDEXX Laboratories Inc.	26,409	14,739
*	Align Technology Inc.	22,275	13,146
	Stryker Corp.	49,610	12,664

		Shares	Market Value ($000)
*	Dexcom Inc.	29,715	10,976
*	Edwards Lifesciences Corp.	110,015	10,550
*	Mettler-Toledo International Inc.	7,241	9,420
	Agilent Technologies Inc.	67,861	9,374
	ResMed Inc.	44,951	9,253
*	Illumina Inc.	22,568	9,154
*	IQVIA Holdings Inc.	37,813	9,081
	Humana Inc.	20,734	9,075
*	Alexion Pharmaceuticals Inc.	49,661	8,768
	West Pharmaceutical Services Inc.	22,911	7,962
*	Biogen Inc.	24,947	6,673
*	Catalent Inc.	52,576	5,512
*	Charles River Laboratories International Inc.	15,372	5,196
	PerkinElmer Inc.	34,666	5,029
*	Bio-Rad Laboratories Inc. Class A	6,657	4,010
*	ABIOMED Inc.	13,983	3,979
*	Hologic Inc.	57,378	3,618
*	Waters Corp.	10,587	3,412
	Cerner Corp.	40,706	3,185
*	Incyte Corp.	36,396	3,049
	STERIS plc	15,070	2,876
	Teleflex Inc.	6,789	2,730
*	DaVita Inc.	22,311	2,679
	Cooper Cos. Inc.	6,241	2,456
			657,757
Industrials (6.0%)
	United Parcel Service Inc. Class B	155,695	33,412
	Deere & Co.	72,666	26,240
	Union Pacific Corp.	99,401	22,338
	Caterpillar Inc.	79,224	19,099
	FedEx Corp.	48,246	15,188
	Lockheed Martin Corp.	35,073	13,405
	CSX Corp.	122,593	12,274
	Norfolk Southern Corp.	35,068	9,851
	Illinois Tool Works Inc.	39,206	9,086
	Verisk Analytics Inc.	50,296	8,693
*	Copart Inc.	64,305	8,296
	L3Harris Technologies Inc.	36,248	7,904
	IHS Markit Ltd.	74,935	7,891
	Roper Technologies Inc.	17,515	7,882
	Old Dominion Freight Line Inc.	29,622	7,863
*	United Rentals Inc.	22,346	7,463
	Carrier Global Corp.	161,562	7,421
	Emerson Electric Co.	74,132	7,094
	Fastenal Co.	133,216	7,066
	Waste Management Inc.	46,924	6,601
*	TransDigm Group Inc.	10,129	6,572
	Parker-Hannifin Corp.	20,750	6,394
*	Generac Holdings Inc.	19,446	6,392
	Cintas Corp.	18,000	6,364
	Trane Technologies plc	33,870	6,313
	Rockwell Automation Inc.	20,124	5,307
	Otis Worldwide Corp.	65,530	5,133
	Cummins Inc.	19,692	5,066
	AMETEK Inc.	34,919	4,718
	Equifax Inc.	18,848	4,430
	Expeditors International of Washington Inc.	34,044	4,279
	Kansas City Southern	14,313	4,261

		Shares	Market Value ($000)
	WW Grainger Inc.	8,288	3,830
	Jacobs Engineering Group Inc.	24,917	3,540
	Xylem Inc.	25,664	3,031
*	Teledyne Technologies Inc.	7,030	2,949
	JB Hunt Transport Services Inc.	15,253	2,617
	Fortune Brands Home & Security Inc.	24,415	2,519
	Quanta Services Inc.	24,760	2,361
	IDEX Corp.	10,573	2,354
	Rollins Inc.	68,690	2,342
	Masco Corp.	34,955	2,108
	Allegion plc	11,771	1,654
			339,601
Information Technology (40.5%)
	Apple Inc.	4,878,543	607,915
	Microsoft Corp.	2,331,619	582,159
	NVIDIA Corp.	191,674	124,546
*	PayPal Holdings Inc.	362,061	94,143
*	Adobe Inc.	148,180	74,769
	Visa Inc. Class A	314,602	71,509
	Mastercard Inc. Class A	184,319	66,462
*	salesforce.com Inc.	263,705	62,788
	QUALCOMM Inc.	351,193	47,250
	Broadcom Inc.	85,824	40,537
	Applied Materials Inc.	283,680	39,185
	Intuit Inc.	84,652	37,170
	Accenture plc Class A	109,798	30,981
*	Advanced Micro Devices Inc.	374,622	30,000
*	ServiceNow Inc.	60,621	28,727
	Lam Research Corp.	44,183	28,712
	Texas Instruments Inc.	150,783	28,622
	Oracle Corp.	315,349	24,831
*	Autodesk Inc.	67,972	19,430
	KLA Corp.	47,639	15,096
*	Fiserv Inc.	125,189	14,422
	Automatic Data Processing Inc.	63,517	12,451
*	Synopsys Inc.	47,116	11,984
*	Cadence Design Systems Inc.	86,258	10,954
	Xilinx Inc.	76,018	9,654
	Microchip Technology Inc.	59,955	9,410
*	Fortinet Inc.	41,901	9,157
*	ANSYS Inc.	26,842	9,071
	Analog Devices Inc.	49,068	8,077
	Amphenol Corp. Class A	114,884	7,727
	Teradyne Inc.	51,512	6,818
*	Qorvo Inc.	34,990	6,393
*	Trimble Inc.	77,581	6,035
*	Zebra Technologies Corp. Class A	12,070	5,999
	Cognizant Technology Solutions Corp. Class A	83,580	5,981
*	Arista Networks Inc.	16,983	5,764
*	Enphase Energy Inc.	39,849	5,700
	Paychex Inc.	52,545	5,314
	TE Connectivity Ltd.	38,843	5,270
	Maxim Integrated Products Inc.	49,733	5,073
*	Tyler Technologies Inc.	12,537	5,054
*	Paycom Software Inc.	15,175	5,002
	Corning Inc.	111,537	4,866
	Motorola Solutions Inc.	23,498	4,824
*	Keysight Technologies Inc.	32,778	4,667

		Shares	Market Value ($000)
	Monolithic Power Systems Inc.	13,254	4,548
	Skyworks Solutions Inc.	26,478	4,501
*	PTC Inc.	32,475	4,356
*	Akamai Technologies Inc.	32,282	3,687
*	Gartner Inc.	14,524	3,367
	CDW Corp.	19,157	3,169
*	FleetCor Technologies Inc.	11,088	3,043
	Broadridge Financial Solutions Inc.	17,934	2,860
	Citrix Systems Inc.	24,729	2,843
*	VeriSign Inc.	12,905	2,838
	Jack Henry & Associates Inc.	11,260	1,736
*	F5 Networks Inc.	8,410	1,559
*	IPG Photonics Corp.	4,999	1,046
	NXP Semiconductors NV	4,450	941
			2,280,993
Materials (2.0%)
	Linde plc	93,740	28,178
	Sherwin-Williams Co.	51,612	14,634
	Freeport-McMoRan Inc.	279,687	11,948
	Newmont Corp.	136,165	10,006
	Air Products and Chemicals Inc.	31,490	9,436
	Dow Inc.	112,794	7,717
	Ecolab Inc.	35,368	7,607
	Albemarle Corp.	36,028	6,020
	Ball Corp.	64,841	5,327
	FMC Corp.	39,952	4,662
	Vulcan Materials Co.	17,223	3,157
	Avery Dennison Corp.	10,773	2,376
	Sealed Air Corp.	31,540	1,793
			112,861
Real Estate (1.1%)
	American Tower Corp.	71,545	18,277
	Crown Castle International Corp.	80,008	15,161
	Equinix Inc.	16,019	11,802
	SBA Communications Corp.	21,945	6,542
	Public Storage	20,223	5,713
	Extra Space Storage Inc.	19,591	2,935
	Duke Realty Corp.	47,268	2,196
			62,626
Utilities (0.5%)
	NextEra Energy Inc.	260,521	19,075
	American Water Works Co. Inc.	28,051	4,349
	AES Corp.	78,467	1,994
	NRG Energy Inc.	44,699	1,437
			26,855
Total Common Stocks (Cost $3,554,666)			5,622,885

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund (Cost $9,488)	0.055%	94,883	9,488
Total Investments (99.9%) (Cost $3,564,154)				5,632,373
Other Assets and Liabilities—Net (0.1%)				4,235
Net Assets (100%)				5,636,608
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2021	25	6,843	392
E-mini S&P 500 Index	June 2021	9	1,891	31
				423

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
salesforce.com Inc.	8/31/21	BOANA	4,606	(0.110)	155	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,622,885	—	—	5,622,885
Temporary Cash Investments	9,488	—	—	9,488
Total	5,632,373	—	—	5,632,373

Derivative Financial Instruments
Assets
Futures Contracts[1]	423	—	—	423
Swap Contracts	—	155	—	155
Total	423	155	—	578
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.